Significant Assets and Liabilities Denominated in Foreign Currencies - Summary of Realized and Unrealized Foreign Exchange Gain (Loss) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 980,313	$ 32,015	$ (2,410,464)	$ 1,460,876
US Dollar [member] | US dollar equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	US$1=NT$30.705	US$1=NT$30.705	US$1=NT$30.71	US$1=NT$27.68
Net Foreign Exchange Gain (Loss)	$ 162,827	$ 5,318	$ (347,044)	$ 132,582
New Taiwan Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Net Foreign Exchange Gain (Loss)	$ 822,098	$ 26,848	$ (2,985,318)	$ 1,413,969
Chinese Yuan [member] | Chinese Yuan equals to New Taiwan dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange Rate	RMB1=NT$4.3352	RMB1=NT$4.3352	RMB1=NT$4.4094	RMB1=NT$4.3415
Net Foreign Exchange Gain (Loss)	$ (4,612)	$ (151)	$ 921,898	$ (85,675)